SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Basis of presentation and principles of consolidation

Basis of presentation

The accompanying financial statements are presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging growth company

Emerging growth company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

INFINT ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

Use of estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and cash equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2022 and 2021.

Cash and Marketable Securities Held in Trust Account

Cash and Marketable Securities Held in Trust Account

As of December 31, 2022, and December 31, 2021, the Company had $208,932,880 and $203,000,706 in cash and marketable securities held in the Trust Account.

Offering Costs associated with the Initial Public Offering

Offering Costs associated with the Initial Public Offering

The Company complies with the requirements of the Financial Accounting Standards Board ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, “Expenses of Offering.” Offering costs of $582,540 consist principally of costs incurred in connection with formation of the Company and preparation for the Initial Public Offering and fair value of representative shares of $268,617. These costs, together with the underwriter discount of $8,499,949 and fair value of the representation shares were charged to additional paid-in capital upon completion of the Initial Public Offering.

Class A ordinary shares subject to possible redemption

Class A ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2022, the Class A ordinary shares subject to possible redemption in the amount of $208,932,880 are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

The Company’s redeemable ordinary shares is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to value immediately as they occur. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

The amount of Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds	$199,998,800
Less:
Proceeds allocated to Public Warrants	(7,482,088)
Class A ordinary shares issuance costs	(9,351,106)
Plus:
Offering costs allocated to public warrants	349,831
Accretion of carrying value to initial redemption value	19,483,345
Class A ordinary shares subject to possible redemption at December 31, 2021	$202,998,782
Accretion of carrying value to initial redemption value	5,934,098
Class A ordinary shares subject to possible redemption at December 31, 2022	$208,932,880

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding. All of the Company’s warrants have met the criteria for equity treatment.

Income taxes

Income taxes

The Company complies with the accounting and reporting requirements of ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes (“ASC 740”). Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and December 31, 2021, and for the period from March 8, 2021 (inception), through December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

INFINT ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

Net loss per ordinary share

Net loss per ordinary share

The Company complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” The Company applies the two-class method in calculating earnings per share. Earnings and losses are shared pro rata between the two classes of shares. Net loss per share is computed by dividing net loss by the weighted average number of ordinary share outstanding during the period, excluding ordinary share subject to forfeiture. At December 31, 2022, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary share and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the year ended December 31, 2022		For the period from March 8, 2021 (inception) to December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(860,883)	$(251,081)	$(62,717)	$(118,978)
Denominator:
Basic and diluted weighted average common shares	19,999,880	5,833,083	2,550,320	4,838,142
Basic and diluted net loss per ordinary share	$(0.04)	$(0.04)	$(0.02)	$(0.02)

Concentrations of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At December 31, 2022 and December 31, 2021, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value of financial instruments

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Recent accounting pronouncements

Recently issued accounting pronouncements

Except for the below, management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the converted method for all convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021 and should be applied on a full or modified retrospective basis. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted ASU 2020-06 and there was no impact to the Company’s financial position, results of operations or cash flows as a result of this adoption.

Seamless Group Inc [Member]
Basis of presentation and principles of consolidation

(a)	Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Seamless Group Inc. and its majority-owned subsidiaries. Non-controlling interest is recorded in the consolidated financial statements to recognize the minority ownership interest in the consolidated subsidiaries. Non-controlling interest in the profits and losses represent the share of net income or loss allocated to the minority interest holders of the consolidated subsidiaries. All intercompany transactions and balances have been eliminated in these consolidated financial statements.

Use of estimates

(c)	Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Certain accounting estimates of the Company require a higher degree of judgment than others in their application. These include valuation of goodwill, provision for credit losses, impairment of long-lived assets, impairment of investments in subsidiaries and equity investee, valuation of convertible bonds and income tax. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates, and such differences may be material.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Cash and cash equivalents

(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use and with original maturities of three months or less when purchased.

Income taxes

(x)	Income tax

Income taxes are recorded in accordance with ASC 740, Income Taxes, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or its tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized in the foreseeable future.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The accounting guidance on accounting for uncertainty in income taxes also addresses derecognition, classification, interest and penalties on income taxes, and accounting in interim periods. Interest and penalties from tax assessments, if any, are included in income taxes in the statements of operations and comprehensive loss. The Company believes it does not have any uncertain tax positions through the years ended December 31, 2022 and 2021, respectively, which would have a material impact on the Company’s consolidated financial statements.

Net loss per ordinary share

(y)	Earnings per share

Basic earnings per share is calculated by dividing the net income or loss by the weighted average number of common shares outstanding for the period, without consideration of potentially dilutive securities.

Diluted net earnings per share is calculated by dividing the net income or loss by the weighted average number of common shares and potentially dilutive securities outstanding for the period. If there is a loss, potentially dilutive securities are not considered, as they would be anti-dilutive.. As of December 31, 2022 and 2021, the outstanding balances of US$10,000,000 and US$21,000,000, respectively, on the convertible bonds were anti-dilutive. The convertible bonds are convertible into 1,532,798 and 3,218,875 shares of the Company as of December 31, 2022 and 2021, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of Significant Accounting Policies (Continued)

Concentrations of credit risk

(cc)	Concentrations of credit risk

The Company is potentially subject to significant concentration of credit risk arising primarily from cash and cash equivalents, short-term investments, restricted cash, escrow money receivable, deposits, other receivables and amounts due from related parties.

As of December 31, 2022, a majority of the Company’s cash and cash equivalents and short-term investments were held at reputable financial institutions with high-credit ratings. In the event of bankruptcy of one of these financial institutions, the Company may not be able to claim its cash and demand deposits back in full, as these deposits are not insured. The Company continues to monitor the financial strength of the financial institutions.

The Company’s major concentration of credit risk relates to the amounts owing by four customers (2021: four customers) which constituted approximately 71% (2021: 64%) of its accounts receivable as of December 31, 2022.

The Company has not experienced any losses on its cash and cash equivalents, short-term investments, deposits, other receivables and amounts due from related parties during the year ended December 31, 2022 and 2021 and believes its credit risk to be minimal.

The Company does not require collateral or other security to support instruments subject to credit risk.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Fair value of financial instruments

(r)	Fair value of financial instruments

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1 —	Observable inputs such as quoted prices in active markets.
Level 2 —	Inputs other than the quoted prices in active markets that are observable either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets and liabilities in markets that are not active.
Level 3 —	Unobservable inputs of which there is little or no market data, which require the Company to develop its own assumptions.

As of December 31, 2022 and 2021, the Company did not have any financial instruments that are measured at fair value. The carrying amounts of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, escrow money receivable, deposit and other receivables, amounts due from/to related parties, and accruals, bank overdraft, escrow money payable, accounts payable, accruals and other payables approximate their fair values due to the short-term nature of these instruments.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Recent accounting pronouncements

(hh)	Recent accounting pronouncements

In March 2022, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2022-02, “Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures” (“ASU 2022-02”). The amendments in this ASU eliminate the accounting guidance for troubled debt restructurings (“TDRs”) by creditors in Subtopic 310-40, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The amendments are effective for the Company beginning after December 15, 2022. As of the year ended December 31, 2022 the Company does not expect the changes prescribed in ASU 2022-02 to have a material impact on its consolidated financial position, results of operations or cash flows, however, the Company will re-evaluate the amendments based on the facts and circumstances at the time of implementation of the guidance.

In October 2021, the FASB issued ASU No. 2021-08, “‘Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2022, and are applied prospectively to business combinations that occur after the effective date. The Company will evaluate these amendments based on the facts and circumstances of any future business combinations.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update is effective for the December 31, 2022 year.

The adoption did not have a material effect on the Company’s consolidated financial statements, therefore no cumulative effect on accumulated deficit was recorded.

Going concern

(b)	Going concern

The Company had a working capital deficit of US$56.4 million and net liabilities of US$21.8 million as of December 31, 2022 (2021: working capital deficit of US$21.5 million, net liabilities of US$8.1 million). The Company’s plans to mitigate these going concern indicators focus initially on growing our business. Based on results through February 2023, we anticipate full year EBITDA (earnings before income tax, depreciation and amortization) for our TNGA and Tranglo subsidiaries of approximately US$6 million for the full year, while we believe the loss at our Walletku subsidiary will decrease from about US$.07 million for 2022 to US$.03 million. Additionally, we are in negotiations with potential investors to provide capital to the Company. We believe these steps will result in positive net cash flows for the Company that will allow us to meet our obligations for the next twelve months.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of operations as they come due. In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but not limited to, twelve months from the date the financial statements are available for issuance.

Foreign currency

(d)	Foreign currency

Foreign subsidiaries have designated the local currency of their respective countries as their functional currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operations and comprehensive loss. Non-monetary items are not subsequently re-measured.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively, from the functional currency into the US$. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Short-term investments
(f)	Short-term investments
Short-term investments include fixed deposits with original maturities of greater than three months but less than one year.
Restricted cash

(g)	Restricted cash

Restricted cash includes the balance in the Company’s e-wallet mobile application held by the Company on behalf of the individual e-wallet users. It is the Company’s policy to maintain approximately 110% of the amount deposited in case of immediate cash withdrawal by e-wallet users.

It also includes fixed deposits pledged to the banks as security for banking facilities granted to the Company.

Accounts receivable

(h)	Accounts receivable

Accounts receivable represents the amounts that the Company has an unconditional right to receive. The Company complies with Accounting Standards Codification (“ASC”) 326, which employs an approach based on expected losses to estimate the allowance for doubtful accounts.

To measure the expected credit losses, accounts receivable has been grouped based on shared credit risk characteristics and the days past due. For certain large customers or customers with a high risk of default, the Company assesses the risk of loss of each customer individually based on their financial information, past trends of payments and, where applicable, an external credit rating. Also, the Company considers any accounts receivable having financial difficulty or in default with significant balances outstanding for more than 60 days to be credit-impaired, and assesses the risk of loss for each of these accounts individually. The expected loss rates are based on the payment profiles of sales over a period of 12 months from the measurement date and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle their debts.

The Company has recorded a credit loss of US$117,195 and nil as of December 31, 2022 and 2021, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Escrow money receivable

(i)	Escrow money receivable

Escrow money receivable arises due to the time required to initiate collection from and clear transactions through external merchants. Escrow money receivable represents the money collected by merchants when e-wallet users fund mobile payments through the Company’s e-wallet mobile application, and there is a clearing period before the cash is received or settled, usually up to five business days.

Escrow money receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds the escrow money receivables with the object to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

Investment in an equity security

(j)	Investment in an equity security

The Company elected to record the equity investment in a privately held company using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer. It is subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security.

Equipment and software, net

(k)	Equipment and software, net

Equipment and software, net is stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisitions of the fixed assets. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the consolidated statements of operations and comprehensive loss during the year in which they are incurred.

Depreciation of equipment and software is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

(l)	Equipment and software, net (Continued)

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals of equipment and software are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

(l)	Intangible assets, net

Intangible assets primarily consist of acquired computer software, developed technologies and trade names and trademarks. These intangible assets are amortized over a period of 5 years, 7 years and 10 years on a straight-line basis, respectively.

Goodwill

(m)	Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired in a business combination. The Company performs goodwill impairment test on annual basis and more frequently upon the occurrence of certain events as defined by ASC 350. Goodwill is impaired when the carrying value of the reporting units exceeds its fair value. The Company first assesses qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

The Company estimates the fair value of the reporting unit using a discounted cash flow approach. Significant management judgment and estimation are involved in forecasting the amount and timing of expected future cash flows and the underlying assumptions used in the discounted cash flow approach to determine the fair value of the reporting unit. As the fair values of the reporting units is not less than carrying amount, no impairment was recorded for the years ended December 31, 2022 and 2021.

Impairment of long-lived assets other than goodwill

(n)	Impairment of long-lived assets other than goodwill

Long-lived assets such as equipment and software with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment of the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The Company did not record any impairment of long-lived assets during the years ended December 31, 2022 and 2021.

Escrow Money Payable

(o)	Escrow Money Payable

Escrow money payable arises due to the time required to initiate collection from and clear transactions through external merchants. Escrow money payable represents the money paid by merchants when e-wallet users execute mobile payment through the Company’s e-wallet mobile application, and there is a clearing period before the cash is received or settled, usually up to five business days.

Client money payable

(p)	Client money payable

Client money payable relates to the Company’s e-wallet mobile application and is represented by the amounts due to e-wallet users held by the Company. Client money is maintained in the e-wallet until a transfer or withdrawal is requested by the e-wallet users.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Convertible bond

(q)	Convertible bond

The Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component. Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

A conversion of the bonds at more favorable terms than the original bond is treated as an inducement and the Company recognizes a debt conversion expense equal to the fair value of all securities and other consideration transferred in the transaction in excess of the fair value of securities or consideration issuable pursuant to the original conversion terms.

Revenue recognition

(s)	Revenue recognition

The Company complies with ASC 606, Revenue from Contracts with Customers.

Revenue from contracts with customers is measured based on the consideration specified in a contract with a customer in exchange for transferring goods or services to a customer net of sales and service tax, returns, rebates and discounts. The Company recognizes revenue when (or as) it transfers control over a product or service to its customer. An asset is transferred when (or as) the customer obtains control of the asset. Depending on the substance of the contract, revenue is recognized when the performance obligation is satisfied, which may be at a point in time or over time.

Contract assets represent the Company’s right to consideration for performance obligations that have been fulfilled but for which the customer has not been billed as of the balance sheet date.

Remittance services revenue

Revenue from contracts with customers on service charges and gain/loss on foreign exchange arising from remittance activities are recognized upon the processing and execution of the international money transfer transactions.

Sales Walletku Modern Channel

Revenue from the sale of goods is recognized at the point in time when the Company satisfies its performance obligation, which is upon delivery of the goods to customer. The credit terms are typically 3-7 days.

Sales of airtime

Revenue from airtime sold is recognized when the relevant international airtime transfer or reload request is processed and executed.

Other services

Revenue from contracts with customers on other services is recognized as and when services are rendered.

Cost of revenue

(t)	Cost of revenue

Costs of revenues consist primarily of agency handling fees, top-up service fees paid to convenience stores, handling charges to banks and credit card providers, amortization of the intangible assets, cost of digital - pulses, data packages, game vouchers, bill payment, SIM Cards (starter pack) and airtime balance.

Advertising and Promotion Costs

(u)	Advertising and Promotion Costs

Advertising and promotion costs are expensed when incurred and are included in general and administrative expenses. The total amount of advertising and promotion costs recognized were US$618,661 and US$543,793 for the years ended December 31, 2022 and 2021, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (Continued)

Leases

(v)	Leases

According to ASC 842, Leases, lessees are required to record a right-of-use asset and lease liabilities for operating leases. At the lease commencement date, a lessee should measure and record the lease liability equal to the present value of scheduled lease payments discounted using the rate implicit in the lease or the lessee’s incremental borrowing rate, and the right-of-use asset is calculated on the basis of the initial measurement of the lease liability, plus any lease payments at or before the commencement date and direct costs, minus any incentives received. Over the lease term, a lessee must amortize the right-of-use asset and record interest expense on the lease liability. The recognition and classification of lease expenses depend on the classification of the lease as either operating or finance.

The Company has elected the practical expedient of the short-term lease exemption for contracts with lease terms of 12 months or less.

Employee benefit expenses
(w)	Employee benefit expenses
The Company’s costs related to the staff retirement plans (see Note 15) are charged to the consolidated statements of operations and comprehensive loss as incurred.
Segments

(z)	Segments

As the chief operating decision-maker (“CODM”) of the Company, the Chief Executive Officer reviews the financial results when making decisions about allocating resources and assessing the performance of the Company. TNG (Asia) Limited (“TNGA”), the Tranglo Sdn BHD and related subsidiaries (“Tranglo”), GEA Limited and GEA Pte Ltd. (“GEA”) and PT Walletku Indompet Indonesia (“Walletku”) are all considered operating segments. These have been aggregated into two reportable segments, which are remittance services and sales of airtime, as described in Note 17. Other services are not assigned to a specific reportable segment as their results of operations are immaterial.

The remittance segment is operated through TNGA, GEA and Tranglo. TNGA and GEA are in the retail remittance business in Hong Kong, which is in the upstream segment of the remittance business, whereas Tranglo operates the remittance hub covering Southeast Asia and globally, and is thus in the downstream segment of the remittance business. Management operates, monitors and evaluates the whole remittance business through these three subsidiaries so as to generate the maximum synergy and create maximum value for the Company.

The Company operates the airtime segment via its international airtime transfer business through Tranglo and its retail airtime trading business locally in Indonesian through WalletKu. As with the remittance segment, management believes maximum synergy and business value can best be achieved by aggregating and managing the airtime business through these two subsidiaries.

Share capital
(aa)	Share capital
The Company has only one class of common shares authorized, issued and outstanding.
Related parties

(bb)	Related parties

Entities are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Share-based compensation

(dd)	Share-based compensation

The Company accounts for share-based payments in accordance with ASC Topic 718 “Compensation – Stock Compensation” (“ASC 718”), under which the fair value of awards issued to employees is expensed over the period in which the options vest.

The Company had an incentive plan approved and adopted on September 13, 2018, namely the 2018 Equity Incentive Plan. Under the 2018 Equity Incentive Plan, a total of 2,591,543 restricted stock units (“RSUs”) and 978,397 options with an exercise price of $12.87 had been awarded to certain directors and employees. All RSUs and options granted under the 2018 Incentive Plan had not been vested. The 2018 Incentive Plan was later terminated on July 29, 2022 and replaced by the new 2022 Incentive Plan. All previous awarded RSUs and options under the 2018 Incentive Plan were voided. Under the 2022 Incentive Plan, a total of 6,093,000 shares and 5,725,739 are reserved and granted for employees and advisers working for the Company.

All shares granted under the 2022 Incentive Plan will be vested upon (i) at the completion of an IPO by the Company or (ii) a de SPAC merger by the Company or any of its subsidiaries. Roughly one third of all the shares granted under the 2022 Incentive Plan are vested upon the completion of IPO or de SPAC merger, whereas roughly another one third are vested on the first anniversary date thereafter, while the rest are vested on the second anniversary date.

The Company estimates the fair value of awards using the Black-Scholes Merton pricing model.

The Company has not recorded compensation for the awards granted because satisfaction of the performance conditions described above is not within the Company’s control.

Other income and expenses
(ee)	Other income and expenses
The Company accounts for gain or loss from exchange differences in other income and expenses.
Business combination

(ff)	Business combination

The Company accounts for business combinations using the acquisition method of accounting in accordance with FASB ASC Topic 805, “Business Combinations”. Acquisition method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets, and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Statement of Operations and Comprehensive Loss.

Prefunding to remittances partner

(gg)	Prefunding to remittances partner

Prefunding to remittance partner represents deposits made with such a partner for remittance services to be rendered by the partner in the future. The prepayments are utilized when a remittance order is executed by the partner and the resulting amount of the order is deducted from the balance with the partner.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of Significant Accounting Policies (Continued)